PowerShares DB Commodity Index Tracking Fund

c/o DB Commodity Services LLC

60 Wall Street

New York, New York 10005

August 12, 2008

VIA EDGAR

Karen J. Garnett (Mail Stop 4561)

Assistant Director

United States Securities and Exchange Commission

450 Fifth Street N.W.

Washington, D.C. 20549

Re:	PowerShares DB Commodity Index Tracking Fund
Form 10-K for the year ended December 31, 2007 (the “2007 Form 10-K”)
File No. 001-32726

Dear Ms. Garnett:

We reference the response letter regarding the above-referenced matter dated August 12, 2008 from James C. Munsell, Esq. of Sidley Austin LLP and addressed to your attention (the “Response Letter”).

In connection with and pursuant to the Response Letter, we, DB Commodity Services LLC, in our capacity as the managing owner (the “Managing Owner”) of and on behalf of PowerShares DB Commodity Index Tracking Fund (the “Company”) acknowledge that:

•	the Company is responsible for the adequacy and accuracy of the disclosure in the 2007 Form 10-K;
•	Staff comments or changes to disclosure in response to Staff comments do not foreclose the Commission from taking any action with respect to the 2007 Form 10-K; and
•	the Company may not assert Staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

If you have any further questions or comments, please do not hesitate to telephone the undersigned at 212.250.5883.

PowerShares DB Commodity Index Tracking Fund

By:	DB Commodity Services LLC,
its Managing Owner

By:	/s/ Kevin Rich
Name: Kevin Rich
Title: Chief Executive Officer

By:	/s/ Michael Gilligan
Name: Michael Gilligan
Title: Principal Financial Officer